Note 11 - Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement indemnities	€ 2,287	€ 2,076
Provision for warranty costs	547	449	€ 548
Accruals for payroll and associated taxes	680	611
Conditional government advances	1,039	1,039
Value added tax payable	327	125
Advances received from customers	115	108
Provision for Asset Retirement Obligation (Japan)	118	100
Others	411	360
Total	5,923	5,217
Less non-current portion	(3,800)	(3,681)
Other accrued liabilities	2,122	1,536
ITALY
Provision for employee termination indemnities	369	349
KOREA, REPUBLIC OF
Provision for employee termination indemnities	€ 30